Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Voya PARTNERS INC
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	vpi_SupplementTextBlock
Voya Partners, Inc. ("Registrant")
VY® JPMorgan Mid Cap Value Portfolio
("Portfolio")

Supplement dated September 1, 2016
to the Portfolio's Adviser Class, Initial Class, Service Class and
Service 2 Class shares Prospectus ("Prospectus")
dated May 1, 2016

The Portfolio’s Board of Directors approved re-opening the Portfolio to all investors effective September 1, 2016. The Portfolio’s Prospectus is hereby revised as follows:

1.	The last paragraph in the section entitled “Principal Investment Strategies” of the summary section of the Portfolio’s Prospectus is hereby deleted in its entirety.

VY(R) JPMorgan Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	vpi_SupplementTextBlock
Voya Partners, Inc. ("Registrant")
VY® JPMorgan Mid Cap Value Portfolio
("Portfolio")

Supplement dated September 1, 2016
to the Portfolio's Adviser Class, Initial Class, Service Class and
Service 2 Class shares Prospectus ("Prospectus")
dated May 1, 2016

The Portfolio’s Board of Directors approved re-opening the Portfolio to all investors effective September 1, 2016. The Portfolio’s Prospectus is hereby revised as follows:

1.	The last paragraph in the section entitled “Principal Investment Strategies” of the summary section of the Portfolio’s Prospectus is hereby deleted in its entirety.